UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006








ITEM 1.  REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

REAVES SELECT RESEARCH FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2006


--------------------------------------------------------------------------------





           ----------------------------------------------------------
           [W.H. REAVES & COMPANY INVESTMENT MANAGEMENT LOGO OMITTED]
           ----------------------------------------------------------






--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2006
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Statement of Net Assets...................................................     4

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    12

Disclosure of Fund Expenses...............................................    19

Shareholder Voting Results................................................    21

--------------------------------------------------------------------------------




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

January 31, 2006

Dear Shareholder:

For the six-month period ended January 31, 2006, the Fund returned 4.66% (Institutional Class) compared to 4.67% for the S&P 500 Index and 1.59% for the S&P 500 Utilities Index.

The fund's underlying portfolio performed well returning 5.45% for the period, gross of fees.

Electric utilities remained the largest sector commitment, 36.3% of assets at the end of the period, and contributed approximately 60 bp of positive performance. Gains earlier in the period were somewhat offset by a sell-off early in October. Our view is that the good market performance of electric utilities in the first nine months of the calendar 2005 attracted money from non-traditional utility investors (e.g. momentum investors chasing performance), and the sharp sell off was the result of these momentum investors locking in solid market performance. We believe the fundamentals on the companies in your portfolio remain quite positive. We continue to expect, on average, high single digit earnings growth which is potentially sufficient to provide double digit total returns when dividends are added into the calculation. The Energy Policy Act signed in August 2005 provides a number of incentives for electric utilities to invest in their businesses, and the repeal of the Public Utility Holding Company Act creates the possibility of further consolidation of the fragmented electric utility industry. The 4th quarter of 2005 saw the advent of the first hostile merger attempt between utilities. The "just say no" companies may no longer be immune to takeovers by more able and aggressive utilities or private equity firms.

The electric mergers announced to date: Duke/Cinergy, Exelon/Public Service Enterprises, FPL/Constellation and Berkshire Hathaway/Pacificorp have been well received by the market and have a good probability of being completed in 2006.

Gas utilities represented 20.8% of the portfolio at the end of the period, and contributed about 40 bp of positive performance. As was the case with the electrics, gains achieved earlier in the period were somewhat offset by stock price declines in response to lower natural gas prices. Natural gas utilities with exposure to exploration and production were sold aggressively by market participants. Nonetheless we continue to be encouraged by the fundamentals. Some market analysts estimate as much as $60 billion of capital investment in liquefied natural gas and related infrastructure may be required to supply the growing demand for natural gas at a price which does not unduly burden the economy. Increased investment provides the prospect of profit growth throughout the gas production, processing, transportation and distribution chain. Provisions of the Energy Policy Act are designed to bring about the needed investment.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

The commitment to the telephone sector, 12.4% of the portfolio at January 31st, has been moderate. The acceleration of competition from cable, and the uncertainty of the investment return from the growing investment in fiber technologies to deliver high-speed data and video services to telco customers are the sources of our caution.

The telephones were responsible for about 0.4% of negative performance in the period. While the sector is an important source of yield, there are also some signs that improvements in operating fundamentals may contribute to better stock price performance. At fiscal year end the dividend yield on the Fund's telephone stocks was 5.0%. Several of the telephone holdings are expected to increase their dividends in 2006.

Industry consolidation in 2005 altered the competitive landscape. SBC Communications acquired AT&T, Sprint acquired Nextel, Alltel acquired Western Wireless and Verizon closed the acquisition of MCI in January. Synergies from these mergers may drive earnings growth. We think this is the case at AT&T, which will benefit over the next three years from the merger between the former SBC and the former AT&T as well as the acquisition of AT&T Wireless by Cingular, a joint venture between AT&T and BellSouth.

Where do we see investment opportunity? Our view is that wireless will continue as a source of top line growth in 2006, albeit at a slower pace than the mid-teens growth of 2005. This year may witness the peak in wireless capital spending as carriers roll out the latest 3G technology. Slower growth and less capital investment should have a beneficial impact on margins as well as cash flows. Finally rural telecom (e.g. Citizens Communications), particularly wireline, is attracting investor attention. Rural telecoms face less intense competitive pressures, margins tend to be higher, and capital investment demands lower with the result that more cash is available to shareholders, typically in the form of higher dividends.

Energy delivered the best relative performance, with approximately 4.0% of positive contribution as the price of crude oil (West Texas Intermediate, WTI) rose 12.1% in the period from $60.57 to $67.92. While the price is down from its high of $69.81 on August 30, 2005, in our opinion there is a secular trend to higher energy prices. At the end of the period, energy represented 22.5% of the portfolio.

The major portfolio companies, BP, Exxon Mobil, and Royal Dutch Petroleum are characterized by a high return on equity and assets, large free cash flow generation, low debt to equity ratios, the ability to consistently raise their dividends and buy back stock. Our total return expectations for companies in the portfolio are based on $40 barrel ("bbl") to $45 bbl oil and natural gas prices of approximately $7 to $8 per thousand cubic feet. At the end of the period, our

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

exposure to oil service was approximately 8.3%. We expect the oil service sector to provide good returns as the large cash flows and balance sheet strength of the major oil companies enable them to continue spending on exploration despite volatile oil and gas prices.

Portfolio companies are expected to compound value at attractive rates in the existing climate of moderate inflation and low interest rates. The regulatory climate has become more supportive in recognition of the need for major capital investment in electric and gas infrastructure. Periodic stock price weakness, as a result of investor fears over interest rates, inflation and commodity prices, may well provide opportunities to reposition the portfolio with a goal of improving total return. While this has been our experience over the past 28 years, we must stay research driven and focused to capture these opportunities if and when they arise. Investors must stay invested to permit the power of compounding value over time to work for them.

As always, dividends and dividend growth remain important factors in our investment decision process. We have recently reviewed our expectations about dividend returns on the portfolio and remain committed to the current fixed quarterly dividend target of $0.08 per share.

We appreciate your investment in the Fund and hope to earn your continued support.


Very truly yours,




William H. Reaves          William A. Ferer             Ronald J. Sorenson
Chairman                   President                    Chief Investment Officer




THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points are as follows:
37.0% Electric Utilities
23.0% Energy
21.2% Gas
12.6% Telecommunication Services
2.9% Petroleum Refining
2.7% Financial Services
0.4% Short-Term Investments
0.2% Corporate Obligation
+ Percentages are based on investments

-----------------------------------------------------------------------------------
 COMMON STOCK+ -- 97.5%
-----------------------------------------------------------------------------------

                                                                Shares     Value
                                                               -------  -----------
ELECTRIC UTILITIES -- 36.3%
  Ameren ...................................................    13,075  $   663,687
  Constellation Energy Group ...............................    57,060    3,324,886
  Dominion Resources .......................................    33,568    2,535,391
  Duke Energy ..............................................   123,850    3,511,147
  Exelon ...................................................    64,549    3,706,404
  FirstEnergy ..............................................    15,000      751,500
  FPL Group ................................................    32,050    1,339,370
  ITC Holdings* ............................................    25,000      680,000
  Mirant* ..................................................     5,000      140,000
  PNM Resources ............................................    12,000      294,840
  PPL ......................................................    20,000      602,600
  SCANA ....................................................    20,000      803,400
  Sierra Pacific Resources* ................................    45,000      594,000
  TransAlta ................................................    25,000      514,750
  TXU ......................................................    72,000    3,646,080
  WPS Resources ............................................    50,000    2,804,000
                                                                        -----------
                                                                         25,912,055
                                                                        -----------
ENERGY -- 22.5%
  BP ADR ...................................................    53,741    3,886,012
  ConocoPhillips ...........................................    20,200    1,306,940
  Diamond Offshore Drilling ................................     9,000      763,830
  Encana Corp ..............................................    16,000      797,760
  Exxon Mobil ..............................................    54,911    3,445,665


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       4



THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JANUARY 31, 2006
                                                                   (UNAUDITED)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------

                                                                Shares     Value
                                                               -------  -----------
ENERGY -- continued
  Halliburton ..............................................     2,000  $   159,100
  National-Oilwell* ........................................    10,000      760,700
  Schlumberger Ltd. ........................................     3,050      388,723
  Talisman Energy ..........................................    11,600      706,788
  Todco, Cl A ..............................................    45,000    2,007,000
  Transocean* ..............................................    23,000    1,866,450
                                                                        -----------
                                                                         16,088,968
                                                                        -----------
FINANCIAL SERVICES -- 2.7%
  Berkshire Hathaway, Cl B* ................................       600    1,759,200
  Wells Fargo ..............................................     2,512      156,648
                                                                        -----------
                                                                          1,915,848
                                                                        -----------
GAS -- 20.8%
  Energen ..................................................    35,000    1,365,700
  Equitable Resources ......................................    12,000      442,800
  Oneok ....................................................   111,950    3,163,707
  Sempra Energy ............................................    75,000    3,603,750
  South Jersey Industries ..................................    53,050    1,559,670
  Southern Union ...........................................    25,999      655,175
  Southwest Gas ............................................    36,000      995,400
  UGI ......................................................     5,000      107,350
  Williams .................................................   125,000    2,980,000
                                                                        -----------
                                                                         14,873,552
                                                                        -----------
PETROLEUM REFINING -- 2.8%
  Marathon Oil .............................................     5,000      384,350
  Royal Dutch Shell ADR, Cl A ..............................    20,158    1,372,961
  Royal Dutch Shell ADR, Cl B ..............................     3,822      274,420
                                                                        -----------
                                                                          2,031,731
                                                                        -----------
TELECOMMUNICATION SERVICES -- 12.4%
  Alltel ...................................................    25,000    1,500,750
  AT&T .....................................................    82,171    2,132,337
  BCE ......................................................    30,000      726,300
  Citizens Communications ..................................   170,000    2,085,900


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       5



THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JANUARY 31, 2006
                                                                   (UNAUDITED)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
-----------------------------------------------------------------------------------

                                                                Shares     Value
                                                               -------  -----------
TELECOMMUNICATION SERVICES -- CONTINUED
  CommScope* ...............................................    63,000  $ 1,392,930
  Sprint ...................................................    25,000      572,250
  Vodafone Group ADR* ......................................    20,000      422,200
                                                                        -----------
                                                                          8,832,667
                                                                        -----------
TOTAL COMMON STOCK
  (Cost $50,232,048)........................................             69,654,821
                                                                        -----------

-----------------------------------------------------------------------------------
 CORPORATE OBLIGATION -- 0.2%
-----------------------------------------------------------------------------------

                                                               Face
                                                              Amount
                                                            ----------
Calpine
  7.875%, 04/01/08 (Cost $285,852) .........................  $325,000       133,250
                                                                        -----------

-----------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 0.4%
-----------------------------------------------------------------------------------

                                                               Shares
                                                               -------
CASH EQUIVALENTS -- 0.4%
  SEI Government Money Market Fund, Cl A 4.240%++ ..........    93,936       93,936
  SEI Prime Obligations Money Market Fund, Cl A 4.330%++ ...   185,000      185,000
                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $278,936)...........................................                278,936
                                                                        -----------
TOTAL INVESTMENTS -- 98.1%
  (Cost $50,796,836)........................................            $70,067,007
                                                                        ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.9%

                                                                        VALUE
                                                                     -----------
  Payable for Investment Securities Purchased...............        $  (653,981)
  Investment Advisory Fees Payable..........................            (44,778)
  Administration Fees Payable...............................             (8,493)
  Trustees' Fees Payable....................................             (4,017)
  Distribution Fees Payable.................................             (2,333)
  Other Assets and Liabilities, Net.........................          2,061,732
                                                                    -----------
  TOTAL OTHER ASSETS AND LIABILITIES........................          1,348,130
                                                                    -----------
  NET ASSETS -- 100.0%......................................        $71,415,137
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
  Paid-in Capital...........................................        $51,482,834
  Distributions in excess of net investment income..........           (607,130)
  Accumulated net realized gain on investments..............          1,269,262
  Net unrealized appreciation on investments................         19,270,171
                                                                    -----------
   NET ASSETS  .............................................        $71,415,137
                                                                    ===========
Net Asset Value, Offering and Redemption Price Per Share --
  Institutional Class ($69,240,152 / 6,061,979 shares)......             $11.42
                                                                         ======
Net Asset Value and Redemption Price Per Share --
  Class A ($2,174,985 / 190,483 shares).....................             $11.42
                                                                         ======
Maximum Offering Price Per Share --
  Class A ($11.42 / 95.25%) (A).............................             $11.99
                                                                         ======

   * NON-INCOME PRODUCING SECURITY
   + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
     SECTORS ARE UTILIZED FOR  REPORTING.
  ++ RATE SHOWN IS THE 7-DAY  EFFECTIVE  YIELD AS OF JANUARY 31, 2006.
 (A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
     PROSPECTUS.
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      REAVES SELECT RESEARCH
                                                        FUND FOR THE SIX MONTHS
                                                        ENDED JANUARY 31, 2006
                                                        (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of withholding taxes $15,603).......................  $1,094,180
Interest...........................................................           4
                                                                     ----------
TOTAL INVESTMENT INCOME............................................   1,094,184
                                                                     ----------
EXPENSES
Investment Advisory Fees  .........................................     260,940
Administration Fees ...............................................      36,120
Trustees Fees  ....................................................       4,469
Distribution Fees (Class A)........................................       2,203
Transfer Agent Fees ...............................................      35,674
Legal Fees ........................................................      31,646
Organizational Costs ..............................................      23,030
Registration Fees .................................................      17,716
Audit Fees ........................................................       9,521
Printing Fees .....................................................       8,461
Custodian Fees ....................................................       2,286
Insurance and other expenses ......................................      15,103
                                                                     ----------
Total Expenses ....................................................     447,169
                                                                     ----------
Net Investment Income..............................................     647,015
                                                                     ----------
Net Realized Gain on Investments...................................   1,276,597
Net Change in Unrealized Appreciation on Investments...............   1,253,422
                                                                     ----------
Net Realized and Unrealized Gain on Investments....................   2,530,019
                                                                     ----------
Net Increase in Net Assets Resulting from Operations...............  $3,177,034
                                                                     ==========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS      PERIOD
                                                               ENDED          ENDED
                                                            JANUARY 31,      JULY 31,
                                                          2006 (UNAUDITED)    2005*
                                                          ---------------- -----------
OPERATIONS:
   Net Investment Income...................................  $   647,015   $   642,731
   Net Realized Gain on Investments........................    1,276,597     2,795,130
   Net Change in Unrealized Appreciation on Investments....    1,253,422     4,982,480
                                                             -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    3,177,034     8,420,341
                                                             -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income
     Institutional.........................................   (1,247,699)     (625,821)
     Class A...............................................      (22,281)       (1,075)
                                                             -----------   -----------
   Total Net Investment Income.............................   (1,269,980)     (626,896)
   Realized Capital Gains
     Institutional.........................................   (2,731,135)           --
     Class A...............................................      (71,330)           --
                                                             -----------   -----------
   Total Realized Capital Gains............................   (2,802,465)           --
                                                             -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.......................   (4,072,445)     (626,896)
                                                             -----------   -----------
CAPITAL SHARE TRANSACTIONS(2):
   Institutional Class
     Issued................................................      726,515    54,540,563**
     Issued in connection with conversion..................           --     7,071,593(1)
     In Lieu of Cash Distributions.........................    3,444,671       468,334
     Redeemed..............................................   (1,748,506)   (2,164,309)
                                                             -----------   -----------
   Net Institutional Class Capital share transactions......    2,422,680    59,916,181
                                                             -----------   -----------
   Class A***
     Issued................................................    1,546,205       560,875
     In Lieu of Cash Distributions.........................       91,507         1,070
     Redeemed..............................................      (21,369)          (46)
                                                             -----------   -----------
   Net Class A Capital share transactions..................    1,616,343       561,899
                                                             -----------   -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...........    4,039,023    60,478,080
                                                             -----------   -----------
      TOTAL INCREASE IN NET ASSETS.........................    3,143,612    68,271,525
                                                             -----------   -----------
NET ASSETS:
   Beginning of Period.....................................   68,271,525            --
   End of Period (including distributions in excess of
     net investment income of $(607,130) and undistributed
     net investment income of $15,835, respectively.)......  $71,415,137   $68,271,525
                                                             ===========   ===========

  * COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 9). *** CLASS A SHARES WERE OFFERED BEGINNING MARCH 31, 2005.
(1) REPRESENTS THE VALUE OF THE SECURITIES TRANSFERRED IN-KIND ON
    DECEMBER 22, 2004.
(2) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     INSTITUTIONAL CLASS SHARES
                                                     ---------------------------
                                                        SIX MONTHS      PERIOD
                                                          ENDED          ENDED
                                                        JANUARY 31,     JULY 31,
                                                     2006 (UNAUDITED)     2005*
                                                     ----------------   --------
Net Asset Value,
  Beginning of Period..................................   $11.57         $10.00
                                                          ------         ------
Income from Operations:
  Net Investment Income(1).............................     0.11           0.13
  Net Realized and Unrealized Gain(1)..................     0.42           1.55
                                                          ------         ------
Total from Operations..................................     0.53           1.68
                                                          ------         ------
Dividends and Distributions:
  Net Investment Income................................    (0.21)         (0.11)
  Capital Gains........................................    (0.47)            --
                                                          ------         ------
Total Dividends and Distributions......................    (0.68)         (0.11)
                                                          ------         ------
Net Asset Value, End of Period.........................   $11.42         $11.57
                                                          ======         ======
TOTAL RETURN+..........................................     4.66%***      16.86%***++
                                                          ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)..................  $69,240        $67,698
Ratio of Expenses to Average Net Assets................     1.28%**        1.26%**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers/Reimbursements)..............................     1.28%**        1.37%**
Ratio of Net Investment Income to Average Net Assets...     1.87%**        2.05%**
Portfolio Turnover Rate................................    20.03%***      34.80%***+++

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIOD.
+++ EXCLUDES EFFECT OF IN-KIND TRANSFERS.
  * COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** ANNUALIZED
*** NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             CLASS A SHARES
                                                     ---------------------------
                                                        SIX MONTHS       PERIOD
                                                           ENDED          ENDED
                                                        JANUARY 31,     JULY 31,
                                                     2006 (UNAUDITED)     2005*
                                                     ----------------   --------
Net Asset Value,
  Beginning of Period..................................   $11.57         $10.57
                                                          ------         ------
Income from Operations:
  Net Investment Income(1).............................     0.07           0.02
  Net Realized and Unrealized Gain(1)..................     0.45           1.03
                                                          ------         ------
Total from Operations..................................     0.52           1.05
                                                          ------         ------
Dividends and Distributions:

   Net Investment Income...............................    (0.20)         (0.05)
   Capital Gains.......................................    (0.47)            --
                                                          ------         ------
Total Dividends and Distributions......................    (0.67)         (0.05)
                                                          ------         ------
Net Asset Value, End of Period.........................   $11.42         $11.57
                                                          ======         ======
TOTAL RETURN+..........................................     4.54%***       9.97%***++
                                                          ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)..................   $2,175           $574
Ratio of Expenses to Average Net Assets................     1.65%**        1.64%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers/Reimbursements).............................     1.65%**        1.64%**
Ratio of Net Investment Income to Average Net Assets...     1.24%**        0.40%**
Portfolio Turnover Rate................................    20.03%***      34.80%***

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
    WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIOD.
  * COMMENCED OPERATIONS ON MARCH 31, 2005.
 ** ANNUALIZED
*** NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

     remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Reaves Select Research Fund, which commenced operations on December 22, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of January 31, 2006, the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of $45,000 for the first year, plus $12,000 for each additional class of shares. For subsequent years, the fee is equal to the higher of $100,000, plus $12,000 for each additional class of shares, or 0.09% on the first $50 million, 0.10% on the next $50 million, 0.12% of the next $200 million, 0.08% of the next $200 million and 0.06% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted the Distribution Plan (the "Plan") for Class A Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.35% of the Fund's average net assets attributable to Class A Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.65% for the Institutional and Class A shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% for the Institutional Class Shares, and 1.65% for the Class A Shares, to recapture any of its prior waivers or reimbursements. At January 31, 2006, the amount the Adviser may seek reimbursement of previously waived and reimbursed fees for the Fund was $34,191.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. SHARE TRANSACTIONS:

                                                      SIX MONTHS ENDED
                                                      JANUARY, 31 2006    PERIOD ENDED
                                                        (UNAUDITED)      JULY 31, 2005*
                                                      ----------------  ---------------
SHARE TRANSACTIONS:
   Institutional Class
     Issued.............................................      60,757         5,301,632**
     Issued in connection with conversion...............          --           707,159(1)
     In Lieu of Cash Distributions......................     301,743            43,039
     Redeemed...........................................    (152,343)         (200,008)
                                                          ----------       -----------
   Net Institutional Class Capital share transactions...     210,157         5,851,822
                                                          ----------       -----------
   Class A***

     Issued.............................................     134,724            49,494
     In Lieu of Cash Distributions......................       8,072                96
     Redeemed...........................................      (1,898)               (5)
                                                          ----------       -----------
   Net Class A Capital share transactions...............     140,898            49,585
                                                          ----------       -----------
   NET INCREASE FROM SHARE TRANSACTIONS.................     351,055         5,901,407
                                                          ==========       ===========

  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 9). *** CLASS A SHARES WERE OFFERED BEGINNING MARCH 31, 2005.
(1)  SEE NOTE 9 TO FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS:

For the six months ended January 31, 2006, the Fund made purchases of $13,661,142 and sales of $14,151,081 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government or short-term securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared and paid during the period ended July 31, 2005 was as follows:

                                            ORDINARY
                                             INCOME
                                            --------
                           2005             $626,896

As of July 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                 $    274,033
Undistributed Long-Term Capital Gain             2,576,885
Unrealized Appreciation                         18,009,862
Other Temporary Differences                        (33,066)
                                              ------------
Total Distributable Earnings                  $ 20,827,714
                                              ============

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2006 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
    --------         ------------           ------------         ------------
   $50,796,836        $19,567,789            $(297,618)           $19,270,171

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. IN-KIND TRANSFERS:

On December 22, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from an Institutional Investor managed by the Adviser. As a result of this contribution, 707,159 shares of the Fund were issued for assets valued at $7,071,593.

During the period ended July 31, 2005, the Fund received subscriptions in-kind of investment securities in lieu of cash. As a result of the transfer, the securities were exchanged tax-free as follows:

INSTITUTIONAL SHARES:
                                                     UNREALIZED        SHARES
                  SUBSCRIPTIONS     SECURITIES      APPRECIATION     SUBSCRIBED
                  -------------     ----------      ------------     ----------
    02/01/05       $38,570,714      $37,109,393      $9,866,137      3,777,739
    02/07/05       $10,042,738      $ 9,202,375      $2,859,873        966,577
    02/16/05       $ 1,492,264      $ 1,339,214      $  308,259        140,119

11. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. OTHER:

At January 31, 2006, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF                  %
                                    SHAREHOLDERS           OWNERSHIP
                                    ------------           ---------
         Class A Shares                   1                 13.11%

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

13. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal year ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal year ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal year ended July 31, 2005, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o Actual Portfolio return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o Hypothetical 5% return. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          BEGINNING        ENDING                   EXPENSE
                           ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                            VALUE          VALUE        EXPENSE      DURING
                           8/1/05         1/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares      $1,000.00      $1,046.60       1.28%       $6.60
Class A Shares             1,000.00       1,045.40       1.65         8.52
HYPOTHETICAL 5% RETURN
Institutional Shares       1,000.00       1,018.76       1.28         6.51
Class A Shares             1,000.00       1,016.88       1.65         8.40
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund II voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                              NUMBER OF         % OF SHARES        % OF SHARES
                               SHARES           OUTSTANDING          PRESENT
                              ---------         -----------        -----------
   ROBERT A. NESHER
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           1.700%            0.018%
   Total                  316,500,924.580          95.736%              100%

   WILLIAM M. DORAN
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   JOHN T. COONEY
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   ROBERT A. PATTERSON
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,433.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   EUGENE B. PETERS
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   JAMES M. STOREY
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   GEORGE J. SULLIVAN
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   BETTY L. KRIKORIAN
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   CHARLES E. CARLBOM
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.017%            0.018%
   Total                  316,500,924.580          95.736%              100%

   MITCHELL A. JOHNSON
   Affirmative            316,442,481.580          95.719%           99.982%
   Withheld                    58,443.000           0.170%            0.018%
   Total                  316,500,924.580          95.736%              100%

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                          Jersey City, New Jersey 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




         This information must be preceded or accompanied by a current prospectus for the Fund.


WHR-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrants' Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              --------------------------------
                                              James F. Volk, President

Date March 30, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------------
                                              James F. Volk, President

Date March 30, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              --------------------------
                                              Michael Lawson, Controller and CFO

Date March 30, 2006
* Print the name and title of each signing officer under his or her signature.